Financial Risk Management - Equity and Profit or Loss Sensitivity Analysis for Variable Rate Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
1% increase in interest rates [member] | Equity [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the interest rate	₩ (17,362)	₩ (16,868)
Percentage change in interest rate	1.00%	1.00%
1% increase in interest rates [member] | Profit and loss [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the interest rate	₩ (17,362)	₩ (16,868)
Percentage change in interest rate	1.00%	1.00%
1% decrease in interest rates [member] | Equity [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the interest rate	₩ 17,362	₩ 16,868
Percentage change in interest rate	1.00%	1.00%
1% decrease in interest rates [member] | Profit and loss [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the interest rate	₩ 17,362	₩ 16,868
Percentage change in interest rate	1.00%	1.00%